Commitments and Contingencies - Schedule of Future Minimum Capital Expenditures on the Construction-in-progress (Details) (10-K)	Sep. 30, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2020	$ 4,473,815
2021	872,512
2022
2023
2024	552,591
Total	$ 5,898,918